TAXES ON INCOME (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic					$ 1,884	$ 2,216
Foreign					830	640
Loss before taxes on income	$ (838)	$ (600)	$ (1,703)	$ (1,086)	$ (2,714)	$ (2,856)